Annual Operating Expenses - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Crypto Industry and Digital Payments ETF - Fidelity Crypto Industry and Digital Payments ETF	Oct. 30, 2023
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%